First Trust Tactical High Yield ETF Average Annual Total Returns		12 Months Ended	29 Months Ended	49 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended	122 Months Ended	134 Months Ended	137 Months Ended		152 Months Ended	154 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.50%			4.50%		6.44%						5.24%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	5.33%	0.02%	(0.36%)	1.97%	2.01%	1.94%	1.93%	1.95%	1.97%	1.84%	1.92%
First Trust Tactical High Yield ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.77%			3.23%		4.76%						4.52%
Performance Inception Date	Feb. 25, 2013
First Trust Tactical High Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.00%			0.64%		2.28%						2.02%
First Trust Tactical High Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.55%			1.30%		2.54%						2.31%